Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,825,116.76
Previously Paid Amount
Total Fee Amount	1,080.66
Total Offset Amount
Net Fee	$ 1,080.66